STOCK BASED COMPENSATION (Details 1) - Warrants [Member] - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Warrants [Roll Forward]
Outstanding at beginning	805,968	808,968	30,810
Granted - Stock-based compensation warrants	0	12,500
Exercised - Investor warrants		(13,500)	1,000,128
Forfeited or expired - Investor warrants			(210,667)
Forfeited or expired - Stock-based compensation warrants	(1,028)	(2,000)	(11,303)
Outstanding at end	804,940	805,968	808,968
Exercisable at end	804,940	805,968
Warrants, Weighted Average Grant Date Fair Value [Abstract]
Outstanding at beginning	$ 24.39	$ 24.60	$ 101.60
Granted - Stock-based compensation warrants	0	20.00	31.20
Exercised - Investor warrants		20.00
Forfeited or expired - Investor warrants			60.60
Forfeited or expired - Stock-based compensation warrants	157.60	86.40	147.40
Outstanding at end	24.22	24.39	$ 24.60
Exercisable at end	$ 24.22	$ 24.39